Certain Risks and Concentration (Major Customers) (Details) (Customer concentration risk [Member]) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CMCC [Member] USD ($)	Dec. 31, 2012 CMCC [Member] CNY	Dec. 31, 2011 CMCC [Member] CNY	Dec. 31, 2010 CMCC [Member] CNY	Dec. 31, 2012 Total revenues [Member] CMCC [Member]	Dec. 31, 2011 Total revenues [Member] CMCC [Member]	Dec. 31, 2010 Total revenues [Member] CMCC [Member]	Dec. 31, 2012 Total revenues [Member] Other Customers [Member]	Dec. 31, 2011 Total revenues [Member] Other Customers [Member]	Dec. 31, 2012 Total accounts receivable [Member] Other Customers [Member]	Dec. 31, 2011 Total accounts receivable [Member] Other Customers [Member]
Concentration Risk [Line Items]
Revenues generated through and from CMCC	$ 69.8	434.8	447.3	281.6
Accounts receivable from CMCC	$ 9.4	58.5	63.9
Percentage of concentration risk					39.10%	47.10%	53.30%
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of company (as a percent)								10.00%	10.00%	10.00%	10.00%